Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Building	$1,594,764	$1,515,934
Machinery Equipment	1,823,468	1,682,371
Electronic Equipment	11,480	19,174
Transportation Equipment	177,240	168,479
Subtotal	$3,606,952	$3,385,958
Less: accumulated depreciation	(2,182,744)	(1,926,197)
Construction in progress	1,300,191	-
Total	$2,724,399	$1,459,761